Victory RS Mid Cap Growth Fund Expense Example - ClassA ClassC ClassR ClassR6 ClassY [Member] - Victory RS Mid Cap Growth Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 690
Expense Example, with Redemption, 3 Years	982
Expense Example, with Redemption, 5 Years	1,295
Expense Example, with Redemption, 10 Years	2,181
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	314
Expense Example, with Redemption, 3 Years	1,539
Expense Example, with Redemption, 5 Years	2,824
Expense Example, with Redemption, 10 Years	4,953
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	778
Expense Example, with Redemption, 10 Years	1,773
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	358
Expense Example, with Redemption, 5 Years	640
Expense Example, with Redemption, 10 Years	$ 1,443